Inventories - Schedule of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Oil inventories	$ 3,650	$ 6,183
Warehouse materials and supplies	11,296	7,680
Inventories	$ 14,946	$ 13,863